Note 11 - Capital Leased Assets and Capital Lease Obligations - Schedule of Prepaid Lease Rentals (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Prepaid lease rentals	$ 60,422	$ 40,811
Additions		26,390
Less: Amortization of prepaid lease rentals	(4,340)	(6,779)
Prepaid lease rentals	56,082	60,422
Less: current portion	(8,752)	(8,752)
Non-current portion	$ 47,330	$ 51,670